Schedule of Investments (unaudited)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.8%
Boeing Co. (The)
1.17%, 02/04/23(a)	$475	$475,000
2.80%, 03/01/23 (Call 02/01/23)	525	524,165
		999,165
Agriculture — 0.3%
Philip Morris International Inc., 2.63%, 03/06/23	330	329,294

Auto Manufacturers — 1.1%
PACCAR Financial Corp., 1.90%, 02/07/23(a)	485	484,791
Toyota Motor Credit Corp., 2.90%, 03/30/23(a)	845	842,702
		1,327,493
Banks — 17.6%
Banco Santander SA, 3.13%, 02/23/23(a)	675	674,372
Bank of Nova Scotia (The), 1.95%, 02/01/23	649	649,000
BNP Paribas SA, 3.25%, 03/03/23	1,050	1,048,887
Capital One NA, 3.38%, 02/15/23	820	819,467
Citigroup Inc., 3.38%, 03/01/23(a)	660	659,327
Citizens Bank NA/Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	1,015	1,013,406
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	795	793,410
Discover Bank, 3.35%, 02/06/23	1,265	1,264,570
FNB Corp./PA, 2.20%, 02/24/23	225	224,152
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23	1,985	1,975,790
3.20%, 02/23/23 (Call 02/16/23)	773	772,266
KeyBank NA/Cleveland OH
1.25%, 03/10/23	705	702,483
3.38%, 03/07/23	565	563,734
Mitsubishi UFJ Financial Group Inc., 3.46%, 03/02/23(a)	1,170	1,169,286
Mizuho Financial Group Inc., 3.55%, 03/05/23	1,055	1,053,808
Morgan Stanley, 3.75%, 02/25/23(a)	2,475	2,472,748
National Bank of Canada, 2.10%, 02/01/23(a)	2,215	2,215,000
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	705	702,652
3.00%, 02/02/23(a)	450	450,000
Truist Financial Corp., 2.20%, 03/16/23 (Call 02/13/23)(a)	1,705	1,700,021
Wells Fargo & Co., Series M, 3.45%, 02/13/23	605	604,704
		21,529,083
Beverages — 0.6%
PepsiCo Inc., 2.75%, 03/01/23(a)	765	763,906

Biotechnology — 1.5%
Illumina Inc., 0.55%, 03/23/23	1,845	1,832,712

Chemicals — 1.3%
Air Products and Chemicals Inc., 2.75%, 02/03/23(a)	100	100,000
Linde Inc./CT, 2.70%, 02/21/23	713	711,382
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	777	775,174
		1,586,556
Commercial Services — 1.3%
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)(a)	1,550	1,547,349

Computers — 0.5%
Apple Inc., 2.85%, 02/23/23	608	607,137

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 1.95%, 02/01/23(a)	215	215,000
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)(a)	565	563,859
		778,859
Security	Par (000)	Value

Electric — 4.2%
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 03/03/23)	$335	$334,022
3.05%, 03/15/23 (Call 02/15/23)(a)	560	558,914
Edison International, 2.95%, 03/15/23 (Call 03/03/23)	693	690,318
Evergy Metro Inc., 3.15%, 03/15/23 (Call 03/03/23)	218	217,673
National Rural Utilities Cooperative Finance Corp., 2.70%, 02/15/23	880	879,137
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	1,845	1,838,450
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 02/21/23)	570	567,988
		5,086,502
Electrical Components & Equipment — 2.8%
Emerson Electric Co., 2.63%, 02/15/23	3,430	3,427,462

Electronics — 0.2%
Arrow Electronics Inc., 4.50%, 03/01/23(a)	290	289,782

Food — 1.0%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	1,195	1,193,518

Gas — 1.7%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 02/16/23)(a)	425	423,249
CenterPoint Energy Resources Corp., 0.70%, 03/02/23(a)	1,255	1,250,369
National Fuel Gas Co., 3.75%, 03/01/23(a)	434	433,102
		2,106,720
Health Care - Services — 2.3%
Anthem Inc., 0.45%, 03/15/23(a)	1,355	1,347,629
UnitedHealth Group Inc.
2.75%, 02/15/23	755	754,456
2.88%, 03/15/23	745	743,488
		2,845,573
Holding Companies - Diversified — 0.6%
Ares Capital Corp., 3.50%, 02/10/23(a)	743	742,591

Home Builders — 0.3%
DR Horton Inc., 4.75%, 02/15/23(a)	330	329,947

Insurance — 1.3%
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 03/03/23)(a)	670	668,285
3.00%, 02/11/23	540	539,627
Chubb INA Holdings Inc., 2.70%, 03/13/23	395	394,159
		1,602,071
Internet — 1.1%
Amazon.com Inc., 2.40%, 02/22/23	525	524,349
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	795	793,132
		1,317,481
Machinery — 1.2%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	575	573,051
2.63%, 03/01/23(a)	375	374,453
John Deere Capital Corp., 2.80%, 03/06/23	519	518,138
		1,465,642
Manufacturing — 0.7%
3M Co.
1.75%, 02/14/23 (Call 02/13/23)	395	394,541
2.25%, 03/15/23 (Call 02/15/23)(a)	410	408,860
		803,401
Media — 1.2%
Time Warner Cable Enterprises LLC, 8.38%, 03/15/23	1,494	1,500,140

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 0.8%
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 03/03/23)	$1,005	$1,003,392

Oil & Gas — 0.9%
EOG Resources Inc., 2.63%, 03/15/23 (Call 03/03/23)	570	568,558
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 02/13/23)	510	509,082
		1,077,640
Pharmaceuticals — 3.5%
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 03/03/23)	443	440,829
Bristol-Myers Squibb Co.
2.75%, 02/15/23(a)	370	369,722
3.25%, 02/20/23(a)	578	577,509
Cardinal Health Inc., 3.20%, 03/15/23	1,705	1,701,147
Johnson & Johnson, 2.05%, 03/01/23	340	339,327
McKesson Corp., 2.85%, 03/15/23 (Call 03/03/23)(a)	314	313,366
Zoetis Inc., 3.25%, 02/01/23(a)	535	535,000
		4,276,900
Pipelines — 2.9%
DCP Midstream Operating LP, 3.88%, 03/15/23 (Call 03/03/23)	315	314,398
Energy Transfer LP
3.60%, 02/01/23	400	400,000
4.25%, 03/15/23 (Call 02/16/23)	900	899,046
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 03/03/23)(a)	1,403	1,400,264
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23(a)	550	549,626
		3,563,334
Retail — 0.4%
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)	465	464,475

Software — 2.1%
Adobe Inc., 1.70%, 02/01/23	498	498,000
Fidelity National Information Services Inc., 0.38%, 03/01/23	1,195	1,190,734
Oracle Corp., 2.63%, 02/15/23	808	807,370
		2,496,104
Telecommunications — 1.3%
Cisco Systems Inc., 2.60%, 02/28/23(a)	485	484,185
Rogers Communications Inc., 3.00%, 03/15/23 (Call 03/03/23)	760	758,085
Vodafone Group PLC, 2.95%, 02/19/23(a)	395	394,475
		1,636,745
Transportation — 1.2%
Burlington Northern Santa Fe LLC, 3.00%, 03/15/23 (Call 02/13/23)(a)	405	404,255
Security	Par/ Shares (000)	Value

Transportation (continued)
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 03/03/23)	$175	$174,765
Norfolk Southern Corp., 2.90%, 02/15/23	243	242,808
Ryder System Inc., 3.40%, 03/01/23	693	692,210
		1,514,038

Total Corporate Bonds & Notes — 57.3%
(Cost: $70,116,954)		70,045,012

Investment Companies

Exchange Traded Funds — 2.6%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(b)	129	3,138,570

Total Investment Companies — 2.6%
(Cost $2,974,253)		3,138,570

Total Long-Term Investments — 59.9%
(Cost: $73,091,207)		73,183,582

Short-Term Securities

Money Market Funds — 44.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(b)(c)(d)	6,755	6,759,493
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(b)(c)	47,660	47,660,000

Total Short-Term Securities — 44.5%
(Cost: $54,412,842)		54,419,493

Total Investments — 104.4%
(Cost: $127,504,049)		127,603,075

Liabilities in Excess of Other Assets — (4.4)%		(5,359,207)

Net Assets — 100.0%		$122,243,868

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,715,297	$—		$(5,964,421	)(a)	$2,604	$6,013	$6,759,493	6,755	$11,531	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,300,000	45,360,000	(a)	—		—	—	47,660,000	47,660	186,451		17
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	3,126,315	—		—		—	12,255	3,138,570	129	22,860		—
						$2,604	$18,268	$57,558,063		$220,842		$17

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2023

Affiliates (continued)

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$70,045,012	$—	$70,045,012
Investment Companies	3,138,570	—	—	3,138,570
Short-Term Securities
Money Market Funds	54,419,493	—	—	54,419,493
	$57,558,063	$70,045,012	$—	$127,603,075

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